CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)

Note 10. CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)

In June 2022, the Company completed a 1-for-7 reverse stock split of its Common Stock. All share and per share amounts have been adjusted on a retroactive basis in these condensed consolidated financial statements to reflect the effect of the reverse stock split. The Company made a cash payment to stockholders for all fractional shares that it would otherwise be required to issue as a result of the stock split. In addition, the stock split resulted in the par value of the Company’s Common Stock increasing to $0.007 per share.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

Convertible Preferred Stock

The Company has authorized a total of 20,000,000 shares of $0.001 per share par value preferred stock. In July 2017, the Company completed a private placement of securities in which 0.2 million shares of Series A preferred stock were sold, resulting in net proceeds of $1.5 million. As part of the closing, the Company issued 0.6 million shares in exchange for $2.6 million of the Company’s convertible notes payable and related accrued interest.

In accordance with the Certificate of Designation of the Series A preferred stock, all of the shares of Series A preferred stock that were issued and outstanding at the time of the IPO were automatically converted into 756,558 fully paid and nonassessable shares of Common Stock at a 1-for-7 conversion rate (as adjusted for the 1-for-7 reverse stock split). The shares of Series A preferred stock that were so converted ceased to be part of the Company’s authorized stock and will never again be issued by the Company. As of December 31, 2022, no preferred stock is outstanding.

The Company classifies convertible preferred stock outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company. The holders of the Series A preferred stock had various rights, preferences, and privileges as follows:

Voting Rights

Each share of Series A preferred stock was entitled to the number of votes equal to the number of shares of Common Stock into which each share of Series A preferred stock could be converted at the record date for determination of the stockholders entitled to vote. The voting rights and powers were equal to the voting rights and powers of the Common Stock. For so long as 30% or more of the shares of Series A preferred stock remain outstanding, the holders of the Series A preferred stock, voting together as a single class, were entitled to elect one director of the Company.

Dividends

The holders of shares of Series A preferred stock were entitled to receive dividends, when, as, and if declared by the Company’s board of directors, out of any assets legally available therefor, prior, and in preference to any declaration of payment of any dividend on the Company’s Common Stock at the rate of 8% per share. The right to receive dividends was not cumulative, and no right to such dividends would accrue to the holders of Series A preferred stock by reason of the fact that dividends on such shares are not declared or paid in any year.

Optional Conversion Rights

Each share of Series A preferred stock was convertible, at the option of the holder, at any time after the date of issuance of such share into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Series A original issuance price by the conversion price in effect at the time of conversion. As of December 31, 2021, each of the 756,558 shares of Series A preferred stock was convertible into one share of Common Stock. The respective applicable conversion prices for the Series A preferred stock were subject to adjustment upon any future stock split, stock dividend, combination, reclassification, or similar event affecting the convertible preferred stock or any series thereof.

Mandatory Conversion Rights

Each share of Series A preferred stock automatically converted into the number of shares of Common Stock determined in accordance with the conversion rate upon the earlier of: (a) the closing of a public offering of Common Stock at a price of at least $3.00 per share resulting in at least $10,000,000 of gross proceeds, or (b) written consent of a majority of the holders of the then-outstanding shares of Series A preferred stock.

Liquidation Preference

In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of Series A preferred stock were entitled to receive an amount equal to $7.70 per share (subsequent to the reverse-stock-split calculation) plus an additional amount equal to any dividends declared or accrued but unpaid on each share. If, upon such liquidation event, the assets and funds distributed are insufficient to permit the payment to each holder of the Series A preferred stock of the full preferential amount, the entire assets and funds legally available for distribution to the holders of Series A preferred stock would have been distributed ratably among the holders of the Series A preferred stock based on the number of shares held. Deemed liquidation events include the sale of the Company or grant of an unlimited exclusive license to the Company’s technology or intellectual property rights.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

Common Stock

The Company has authorized a total of 14,285,714 shares of $0.007 per share par value Common Stock. Holders of Common Stock are entitled to cast one vote for each share held of record on all matters presented to the stockholders and have no cumulative voting rights. As of December 31, 2022, the Company has issued 8,381,324 shares of Common Stock.

In November 2021, the Company received shareholder approval to increase the number of authorized shares from 7,142,857 to a total of 14,285,714 shares of $0.007 per share par value Common Stock.